Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2020	2019

Indirect taxes	$252	$620
Prepaid expenses	1,135	790
Others	50	126

	$1,437	$1,536